Equity - Schedule of Assumptions Used in Determining the Fair Value of the Warrants (Details)	Nov. 29, 2024 $ / shares
Notes And Other Explanatory Information Abstract
Expected term in years	5
Share price (in Dollars per share)	$ 3.94
Exercise price (in Dollars per share)	$ 5.2
Risk-free interest rate	4.45%
Annual expected volatility	81.00%
Dividend yield	0.00%